ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Bonus accrual	$ 2,645	$ 4,183	$ 4,205
Sales tax payable	6,722	7,134	8,608
Unfunded lease payable	3,726	2,457	2,447
Interest payable	132	24	248
Other accrued liabilities	3,177	3,903	1,864
Total accrued liabilities	$ 16,402	$ 17,701	$ 17,372